share-based compensation - TELUS International (Cda) Inc. share options (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2023 Options EquityInstruments $ / shares	Jun. 30, 2023 Options EquityInstruments $ / shares $ / shares	Jun. 30, 2022 Options $ / shares	Jun. 30, 2023 EquityInstruments Options $ / shares	Jun. 30, 2023 EquityInstruments Options $ / shares $ / shares	Jun. 30, 2023 EquityInstruments Options $ / shares
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	2,661,120	2,661,120		2,677,297	2,677,297
Weighted average share price of options outstanding, beginning of period		$ 11.35			$ 11.31
Number of share options forfeited | Options	0	0	(16,177)
Weighted average share price of options forfeited		$ 0	$ 5.77
Number of share options outstanding, end of period | Options	2,661,120	2,661,120		2,661,120	2,661,120
Weighted average share price of options outstanding, end of period		$ 11.35			$ 11.35
Number of options exercisable | Options	2,316,682	2,316,682		2,316,682	2,316,682	2,316,682
Weighted average price						$ 9.50
TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Number of share options outstanding, end of period | Options	2,220,919	2,220,919		2,220,919	2,220,919
Weighted average remaining contractual life (years)				3 years 8 months 12 days	3 years 8 months 12 days
TELUS International (Cda) Inc. subordinated voting share options - priced at US$25.00 share-based compensation
Weighted average price						$ 25.00
Weighted average remaining contractual life (years)				7 years 8 months 12 days	7 years 8 months 12 days
TELUS share options
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	2,627,925	2,627,925		2,755,300	2,755,300
Weighted average share price of options outstanding, beginning of period	$ 22.08			$ 22.05
Number of share options exercised | EquityInstruments	(403,775)	(403,775)		(492,750)	(492,750)
Number of share options forfeited | EquityInstruments	(24,300)	(24,300)		(62,700)	(62,700)
Weighted average share price of options exercised	$ 21.32			$ 21.30
Weighted average share price of options forfeited	$ 22.55			$ 22.36
Number of share options outstanding, end of period | EquityInstruments	2,199,850	2,199,850		2,199,850	2,199,850
Weighted average share price of options outstanding, end of period	$ 22.21			$ 22.21
Number of options exercisable | EquityInstruments	1,850,250	1,850,250		1,850,250	1,850,250	1,850,250
Weighted average price	$ 22.21	$ 22.21		$ 22.21	$ 22.21
Weighted average remaining contractual life (years)				3 years 10 months 24 days	3 years 10 months 24 days
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%		0.00%	0.00%	0.00%
Minimum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price						$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period				10 years	10 years
Variable payout (as a percent)	100.00%	100.00%		100.00%	100.00%	100.00%
Maximum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price						$ 8.95